Taxes (Details 4) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Deferred income tax asset to be recovered after more than 12 months	$ 1,599	$ 22,629
Deferred income tax asset to be recovered within 12 months	4,421	1,306
Deferred income tax assets	6,020	23,935
Deferred income tax liability to be recovered after more than 12 months	(73,816)	(86,116)
Deferred income tax liability to be recovered within 12 months	(506)	(3,012)
Deferred income tax liability	(74,322)	(89,128)
Deferred income tax assets (liabilities), net	$ (68,302)	$ (65,193)